Finance Lease Receivables - Components of Finance Lease Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Finance lease receivables sold	$ 21,958	$ 50,225
Allowance for credit losses	(4,519)	(2,572)	$ (4,573)
Finance Leases Financing Receivable [Member]
Gross minimum lease receivable	161,241		109,312
Allowance for credit losses	(385)	$ (525)	(439)
Estimated unguaranteed residual values	6,057		6,979
Total Minimum Payments to be Received And Unguaranteed Residual Values	166,913		115,852
Unearned interest income	(1,266)		(9,345)
Unearned residuals	(7,345)		(1,016)
Unearned Interest Income and Residuals	(8,611)		(10,361)
Total	$ 158,302		$ 105,491